Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing

Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our executive compensation program. The compensation committee of our Board of Directors is responsible for the timing and terms of equity awards to executives and other eligible employees.

The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance goals and market conditions. We do not follow a predetermined schedule for the granting of equity awards. In determining the timing and terms of an equity award, the Board of Directors or the compensation committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. The Board’s or the compensation committee’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by legal counsel and, where appropriate, delaying the grant of equity awards until the public disclosure of such material nonpublic information.

We are committed to maintaining transparency in our executive compensation practices and to making equity awards in a manner that is not influenced by the timing of the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We regularly review our policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance.

On June 2, 2025, the compensation committee awarded a stock option grant to Mr. Grant, a Named Executive Officer for 2025, during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material nonpublic information (the “Designated Period”). In addition, on August 13, 2025, the compensation committee awarded a stock option grant to Mr. Adar, a Named Executive Officer for fiscal 2025, during the Designated Period. As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information related to the stock option grants awarded to Messrs. Grant and Adar during the Designated Period occurring in the fiscal year ended December 31, 2025. All share and per share amounts presented in this note have been retroactively adjusted to reflect the Company’s 1-for-12 reverse share split effected on February 24, 2026.

Name	Grant Date	Number of securities underlying the award ($/sh)	Exercise price of the award ($/Sh)	Grant date fair value of the award (1)

Percentage change in

the closing market

price of the securities

underlying the award

between the trading

day ending

immediately prior to

the disclosure of

material nonpublic

information and the

trading day beginning

immediately following

the disclosure of

material nonpublic

information

William Mark Grant	June 2, 2025	33,333	14.70	403,491	0.41	%(2)

Almog Adar	August 13, 2025	18,750	8.60	133,242	(11.6)	%(3)

(1)	The grant date fair value of such award was calculated in accordance with FASB ASC Topic 718, disregarding estimated forfeitures related to service-based vesting. For a description of the assumptions used in determining these values, see Notes 2m and 8c to our consolidated financial statements included in our 2025 Annual Report.

(2)	The closing price per share of our ordinary shares on June 2, 2025 (the trading date ending immediately prior to the filing of our Form 8-K on June 3, 2025) was $14.70, and the closing price per share of our ordinary shares on June 4, 2025 (the next trading date beginning immediately following the filing of our Form 8-K on June 3, 2025) was $14.76.

(3)	The closing price per share of our ordinary shares on August 13, 2025 (the trading date ending immediately prior to the filing of our Form 10-Q on August 14, 2025) was $8.60, and the closing price per share of our ordinary shares on August 15, 2025 (the next trading date beginning immediately following the filing of our Form 10-Q on August 14, 2025) was $7.60.

Award Timing Method	The timing of equity award grants is determined with consideration to a variety of factors, including but not limited to, the achievement of pre-established performance goals and market conditions. We do not follow a predetermined schedule for the granting of equity awards. In determining the timing and terms of an equity award, the Board of Directors or the compensation committee may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations. The Board’s or the compensation committee’s procedures to prevent the improper use of material nonpublic information in connection with the granting of equity awards include oversight by legal counsel and, where appropriate, delaying the grant of equity awards until the public disclosure of such material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of securities underlying the award ($/sh)	Exercise price of the award ($/Sh)	Grant date fair value of the award (1)

Percentage change in

the closing market

price of the securities

underlying the award

between the trading

day ending

immediately prior to

the disclosure of

material nonpublic

information and the

trading day beginning

immediately following

the disclosure of

material nonpublic

information

William Mark Grant	June 2, 2025	33,333	14.70	403,491	0.41	%(2)

Almog Adar	August 13, 2025	18,750	8.60	133,242	(11.6)	%(3)

(1)	The grant date fair value of such award was calculated in accordance with FASB ASC Topic 718, disregarding estimated forfeitures related to service-based vesting. For a description of the assumptions used in determining these values, see Notes 2m and 8c to our consolidated financial statements included in our 2025 Annual Report.

(2)	The closing price per share of our ordinary shares on June 2, 2025 (the trading date ending immediately prior to the filing of our Form 8-K on June 3, 2025) was $14.70, and the closing price per share of our ordinary shares on June 4, 2025 (the next trading date beginning immediately following the filing of our Form 8-K on June 3, 2025) was $14.76.

(3)	The closing price per share of our ordinary shares on August 13, 2025 (the trading date ending immediately prior to the filing of our Form 10-Q on August 14, 2025) was $8.60, and the closing price per share of our ordinary shares on August 15, 2025 (the next trading date beginning immediately following the filing of our Form 10-Q on August 14, 2025) was $7.60.

William Mark Grant [Member]
Awards Close in Time to MNPI Disclosures
Name	William Mark Grant
Underlying Securities	33,333
Exercise Price | $ / shares	$ 14.7
Fair Value as of Grant Date	$ 403,491	[1]
Underlying Security Market Price Change	0.41	[2]
Almog Adar [Member]
Awards Close in Time to MNPI Disclosures
Name	Almog Adar
Underlying Securities	18,750
Exercise Price | $ / shares	$ 8.6
Fair Value as of Grant Date	$ 133,242	[1]
Underlying Security Market Price Change	(11.6)	[3]

[1]	The grant date fair value of such award was calculated in accordance with FASB ASC Topic 718, disregarding estimated forfeitures related to service-based vesting. For a description of the assumptions used in determining these values, see Notes 2m and 8c to our consolidated financial statements included in our 2025 Annual Report.
[2]	The closing price per share of our ordinary shares on June 2, 2025 (the trading date ending immediately prior to the filing of our Form 8-K on June 3, 2025) was $14.70, and the closing price per share of our ordinary shares on June 4, 2025 (the next trading date beginning immediately following the filing of our Form 8-K on June 3, 2025) was $14.76.
[3]	The closing price per share of our ordinary shares on August 13, 2025 (the trading date ending immediately prior to the filing of our Form 10-Q on August 14, 2025) was $8.60, and the closing price per share of our ordinary shares on August 15, 2025 (the next trading date beginning immediately following the filing of our Form 10-Q on August 14, 2025) was $7.60.